UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments:

Putnam International Value Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and defense (0.6%)
Cobham PLC (United Kingdom)	423,565	$1,566,511
		1,566,511

Air freight and logistics (1.1%)
Deutsche Post AG (Germany)	123,687	2,234,161
TNT NV (Netherlands)	40,794	1,048,524
		3,282,685

Automobiles (4.0%)
Bayerische Motoren Werke (BMW) AG (Germany)	35,422	2,955,183
Fiat SpA (Italy)	172,467	1,564,985
Nissan Motor Co., Ltd. (Japan)	615,700	5,469,266
Porsche Automobil Holding SE (Preference) (Germany) (S)	20,851	1,368,252
Porsche Automobil Holding SE (Rights) (Germany) (NON)	20,851	181,121
		11,538,807

Beverages (1.1%)
Anheuser-Busch InBev NV (Belgium)	55,045	3,141,907
		3,141,907

Chemicals (4.8%)
Arkema (France)	17,463	1,589,324
BASF SE (Germany)	49,775	4,313,780
JSR Corp. (Japan)	94,000	1,888,373
Nitto Denko Corp. (Japan)	30,200	1,603,057
Petronas Chemicals Group Bhd (Malaysia) (NON)	208,900	499,360
Syngenta AG (Switzerland)	7,740	2,521,296
Uralkali (Russia) (NON)	156,089	1,279,930
		13,695,120

Commercial banks (14.6%)
Banco Bradesco SA ADR (Brazil) (S)	122,015	2,531,811
Banco Santander Central Hispano SA (Spain)	156,869	1,824,864
Barclays PLC (United Kingdom)	913,466	4,073,256
BNP Paribas SA (France)	57,604	4,221,724
China Construction Bank Corp. (China)	2,452,000	2,297,863
Danske Bank A/S (Denmark) (NON)	65,302	1,448,931
HSBC Holdings PLC (London Exchange) (United Kingdom)	748,484	7,708,123
Industrial and Commercial Bank of China, Ltd. (China)	2,048,000	1,700,743
Mitsubishi UFJ Financial Group, Inc. (Japan)	281,500	1,301,107
National Australia Bank, Ltd. (Australia)	102,045	2,734,146
National Bank of Canada (Canada)	62,320	5,068,848
Shinhan Financial Group Co., Ltd. (South Korea)	33,940	1,542,376
Societe Generale (France)	28,572	1,860,302
Sumitomo Mitsui Financial Group, Inc. (Japan)	120,900	3,763,209
		42,077,303

Commercial services and supplies (1.3%)
Edenred (France) (NON)	124,101	3,752,808
		3,752,808

Communications equipment (0.6%)
Nokia OYJ (Finland)	205,160	1,758,220
		1,758,220

Computers and peripherals (1.0%)
Asustek Computer, Inc. (Taiwan)	326,000	2,821,383
		2,821,383

Construction and engineering (2.0%)
Carillion PLC (United Kingdom)	427,465	2,609,710
Vinci SA (France)	50,157	3,140,684
		5,750,394

Construction materials (1.5%)
BBMG Corp. (China)	765,000	1,248,939
China Shanshui Cement Group, Ltd. (China)	1,428,000	1,332,727
HeidelbergCement AG (Germany)	23,270	1,628,600
		4,210,266

Diversified financial services (2.6%)
Criteria Caixacorp SA (Spain)	246,984	1,745,580
ING Groep NV (Netherlands) (NON)	195,831	2,483,619
ORIX Corp. (Japan) (S)	35,420	3,321,158
		7,550,357

Diversified telecommunication services (2.3%)
BCE, Inc. (Canada) (S)	88,093	3,202,886
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	75,800	3,407,715
		6,610,601

Electric utilities (0.9%)
Fortum OYJ (Finland) (S)	78,267	2,662,986
		2,662,986

Electrical equipment (1.8%)
LS Corp. (South Korea)	14,525	1,456,539
Mitsubishi Electric Corp. (Japan)	317,000	3,746,919
Xinjiang Goldwind Science & Technology Co., Ltd.
(China) (NON)	32,800	60,464
		5,263,922

Energy equipment and services (0.4%)
Technip SA (France)	11,968	1,278,885
		1,278,885

Food and staples retail (0.6%)
Lawson, Inc. (Japan)	35,800	1,727,949
		1,727,949

Food products (3.1%)
Ajinomoto Co., Inc. (Japan)	262,000	2,734,160
Kerry Group PLC Class A (Ireland)	97,998	3,655,785
Suedzucker AG (Germany)	76,809	2,146,548
Toyo Suisan Kaisha, Ltd. (Japan)	17,000	369,547
		8,906,040

Gas utilities (0.7%)
Tokyo Gas Co., Ltd. (Japan)	466,000	2,131,440
		2,131,440

Health-care providers and services (0.8%)
Miraca Holdings, Inc. (Japan)	58,400	2,238,854
		2,238,854

Hotels, restaurants, and leisure (0.5%)
TUI Travel PLC (United Kingdom)	400,531	1,460,730
		1,460,730

Household durables (0.7%)
Persimmon PLC (United Kingdom)	286,459	2,048,003
		2,048,003

Household products (1.6%)
Henkel AG & Co. KGaA (Germany)	36,811	2,284,872
Reckitt Benckiser Group PLC (United Kingdom)	45,115	2,320,868
		4,605,740

Insurance (6.5%)
ACE, Ltd.	57,386	3,712,874
Allianz SE (Germany)	36,389	5,117,293
AXA SA (France)	236,510	4,952,194
Prudential PLC (United Kingdom)	311,441	3,535,054
SCOR (France)	54,046	1,474,712
		18,792,127

Independent power producers and energy traders (0.7%)
China WindPower Group, Ltd. (China) (NON)	9,200,000	981,617
International Power PLC (United Kingdom)	177,821	879,917
		1,861,534

Industrial conglomerates (2.0%)
LG Corp. (South Korea)	20,723	1,545,322
Siemens AG (Germany)	29,802	4,092,797
		5,638,119

Leisure equipment and products (0.4%)
Altek Corp. (Taiwan)	829,418	1,136,672
		1,136,672

Machinery (0.6%)
Fiat Industrial SpA (Italy) (NON)	126,916	1,825,699
		1,825,699

Media (3.7%)
Kabel Deutschland Holding AG (Germany) (NON)	64,649	3,433,498

United Business Media, Ltd. PLC (Ireland)	100,597	967,291
Virgin Media, Inc. (United Kingdom)	62,600	1,739,654
Vivendi (France)	51,018	1,459,829
WPP PLC (Ireland)	235,590	2,908,766
		10,509,038

Metals and mining (2.3%)
Rio Tinto PLC (United Kingdom)	44,924	3,160,541
Xstrata PLC (United Kingdom)	149,934	3,509,682
		6,670,223

Multi-utilities (2.6%)
Atco, Ltd. Class I (Canada)	44,400	2,690,492
Centrica PLC (United Kingdom)	532,924	2,785,207
GDF Suez (France)	49,514	2,021,479
		7,497,178

Office electronics (1.2%)
Canon, Inc. (Japan)	77,700	3,385,580
		3,385,580

Oil, gas, and consumable fuels (10.9%)
BP PLC (United Kingdom)	704,841	5,141,089
Cairn Energy PLC (United Kingdom) (NON)	367,703	2,729,865
Inpex Holdings, Inc. (Japan)	216	1,640,539
Nexen, Inc. (Canada)	151,515	3,780,445
Petroleo Brasileiro SA ADR (Brazil)	35,500	1,435,265
Royal Dutch Shell PLC Class B (United Kingdom)	256,675	9,319,661
Statoil ASA (Norway)	101,582	2,821,799
Total SA (France)	74,364	4,536,071
		31,404,734

Pharmaceuticals (5.8%)
Astellas Pharma, Inc. (Japan)	55,600	2,061,242
Mitsubishi Tanabe Pharma (Japan)	86,900	1,412,073
Novartis AG (Switzerland)	131,003	7,122,354
Sanofi (France)	54,859	3,854,225
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	42,800	2,147,276
		16,597,170

Real estate investment trusts (REITs) (1.0%)
CFS Retail Property Trust (Australia) (R)	841,295	1,604,485
Dexus Property Group (Australia)	1,297,177	1,142,846
		2,747,331

Real estate management and development (1.8%)
Henderson Land Development Co., Ltd. (Hong Kong)	219,000	1,517,432
Mitsubishi Estate Co., Ltd. (Japan)	107,000	1,812,097
Soho China, Ltd. (China)	2,067,500	1,772,750
		5,102,279

Multiline retail (1.6%)
Myer Holdings, Ltd. (Australia)	307,111	1,021,809
PCD Stores, Ltd. (China)	7,406,000	2,027,867
PPR SA (France)	9,504	1,459,608
		4,509,284

Semiconductors and semiconductor equipment (0.7%)
Rohm Co., Ltd. (Japan)	34,100	2,138,433
		2,138,433

Software (0.7%)
Nintendo Co., Ltd. (Japan)	7,800	2,109,605
		2,109,605

Specialty retail (0.4%)
JB Hi-Fi, Ltd. (Australia) (S)	49,559	1,034,036
		1,034,036

Textiles, apparel, and luxury goods (1.0%)
Pandora A/S (Denmark) (NON) (S)	53,868	2,754,675
		2,754,675

Tobacco (1.1%)
Japan Tobacco, Inc. (Japan)	865	3,128,701
		3,128,701

Trading companies and distributors (1.6%)
Mitsui & Co., Ltd. (Japan)	253,000	4,540,479
		4,540,479

Water Utilities (0.9%)
Guangdong Investment, Ltd. (China)	4,984,000	2,517,948

		2,517,948

Wireless telecommunication services (2.9%)
China Mobile, Ltd. (China)	161,500	1,487,527
NTT DoCoMo, Inc. (Japan)	668	1,175,513
Vodafone Group PLC (United Kingdom)	2,031,224	5,759,848
		8,422,888

Total common stocks (cost $243,897,956)		$284,404,644

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Inflation Index Notes 1 1/4s,
July 15, 2020 (i)	$121,139	$125,494

Total U.S. treasury obligations (cost $125,494)		$125,494

SHORT-TERM INVESTMENTS (4.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	11,096,808	$11,096,808
Putnam Money Market Liquidity Fund 0.13% (e)	1,597,622	1,597,622
SSgA Prime Money Market Fund 0.11% (i) (P)	230,000	230,000
U.S. Treasury Bills for effective yields ranging from
0.14% to 0.22%, November 17, 2011 (SEGSF)	$359,000	358,634
U.S. Treasury Bill for an effective yield of 0.19%,
August 25, 2011 (SEGSF)	30,000	29,970
U.S. Treasury Bills for effective yields ranging from
0.21% to 0.23%, July 28, 2011 (SEGSF)	171,000	170,857

Total short-term investments (cost $13,483,940)		$13,483,891

TOTAL INVESTMENTS

Total investments (cost $257,507,390)(b)		$298,014,029

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $204,392,085) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/20/11	$10,174,712	$9,942,912	$231,800
	British Pound	Sell	4/20/11	3,126,677	3,176,591	49,914
	Canadian Dollar	Buy	4/20/11	5,466,051	5,427,939	38,112
	Euro	Buy	4/20/11	508,225	492,962	15,263
	Norwegian Krone	Buy	4/20/11	1,115,964	1,104,725	11,239
	Swedish Krona	Buy	4/20/11	5,026,881	5,005,291	21,590
	Swiss Franc	Buy	4/20/11	2,579,897	2,542,349	37,548

Barclays Bank PLC
	Australian Dollar	Sell	4/20/11	166,237	162,516	(3,721)
	British Pound	Sell	4/20/11	1,505,431	1,529,698	24,267
	Canadian Dollar	Buy	4/20/11	1,875,369	1,857,458	17,911
	Euro	Buy	4/20/11	1,855,731	1,800,616	55,115
	Hong Kong Dollar	Sell	4/20/11	1,102,259	1,100,990	(1,269)
	Japanese Yen	Sell	4/20/11	4,735,110	4,815,528	80,418
	Swiss Franc	Buy	4/20/11	390,728	384,843	5,885

Citibank, N.A.
	British Pound	Sell	4/20/11	356,440	362,172	5,732
	Danish Krone	Sell	4/20/11	1,240,177	1,217,885	(22,292)
	Euro	Sell	4/20/11	18,238,039	17,692,127	(545,912)
	Hong Kong Dollar	Sell	4/20/11	2,768,139	2,762,291	(5,848)
	Norwegian Krone	Buy	4/20/11	3,723,617	3,687,885	35,732
	Singapore Dollar	Buy	4/20/11	2,698,145	2,685,788	12,357
	Swiss Franc	Sell	4/20/11	1,921,444	1,893,255	(28,189)

Credit Suisse AG
	Australian Dollar	Sell	4/20/11	2,558,523	2,492,754	(65,769)
	British Pound	Sell	4/20/11	7,947,204	8,073,924	126,720
	Canadian Dollar	Buy	4/20/11	3,099,988	3,080,110	19,878
	Euro	Sell	4/20/11	5,379,803	5,245,751	(134,052)
	Japanese Yen	Sell	4/20/11	2,021,969	2,055,768	33,799
	Norwegian Krone	Sell	4/20/11	534,599	529,243	(5,356)
	Swedish Krona	Buy	4/20/11	5,763,660	5,739,902	23,758
	Swiss Franc	Buy	4/20/11	1,274,014	1,255,593	18,421

Deutsche Bank AG
	Australian Dollar	Sell	4/20/11	3,957,729	3,866,627	(91,102)
	Canadian Dollar	Buy	4/20/11	1,201,503	1,193,297	8,206
	Euro	Buy	4/20/11	4,463,011	4,328,824	134,187
	Swiss Franc	Buy	4/20/11	1,181,352	1,164,234	17,118

Goldman Sachs International
	Australian Dollar	Buy	4/20/11	2,433,664	2,378,337	55,327
	British Pound	Sell	4/20/11	2,485,278	2,525,030	39,752
	Euro	Buy	4/20/11	38,330	37,183	1,147
	Japanese Yen	Sell	4/20/11	1,125,139	1,144,290	19,151
	Norwegian Krone	Sell	4/20/11	682,176	674,713	(7,463)
	Swedish Krona	Buy	4/20/11	220,283	219,332	951

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/11	2,546,006	2,488,642	57,364
	British Pound	Buy	4/20/11	1,877,291	1,907,324	(30,033)
	Euro	Sell	4/20/11	4,597,307	4,460,475	(136,832)
	Hong Kong Dollar	Sell	4/20/11	3,071,909	3,068,145	(3,764)
	Norwegian Krone	Buy	4/20/11	698,091	690,949	7,142
	Swiss Franc	Buy	4/20/11	972,455	957,807	14,648

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	4/20/11	606,088	592,333	13,755
	British Pound	Buy	4/20/11	2,794,332	2,838,905	(44,573)
	Canadian Dollar	Buy	4/20/11	1,137,419	1,129,853	7,566
	Euro	Sell	4/20/11	1,749,401	1,710,315	(39,086)
	Hong Kong Dollar	Sell	4/20/11	1,881,220	1,879,150	(2,070)
	Japanese Yen	Buy	4/20/11	2,953,060	3,003,562	(50,502)
	Norwegian Krone	Sell	4/20/11	3,092,806	3,062,451	(30,355)
	Singapore Dollar	Buy	4/20/11	1,859,893	1,851,511	8,382
	Swedish Krona	Sell	4/20/11	2,119,229	2,111,728	(7,501)
	Swiss Franc	Buy	4/20/11	576,597	567,955	8,642

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/11	2,258,737	2,204,134	54,603
	British Pound	Buy	4/20/11	32,608	33,127	(519)
	Canadian Dollar	Buy	4/20/11	2,042,029	2,027,771	14,258
	Euro	Buy	4/20/11	196,760	190,783	5,977
	Israeli Shekel	Buy	4/20/11	759,873	731,474	28,399
	Japanese Yen	Buy	4/20/11	9,305,232	9,465,003	(159,771)
	Swedish Krona	Sell	4/20/11	786,996	789,749	2,753
	Swiss Franc	Buy	4/20/11	2,185,786	2,153,904	31,882

State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/11	1,102,007	1,076,603	25,404
	Canadian Dollar	Buy	4/20/11	462,315	459,092	3,223
	Euro	Buy	4/20/11	1,885,685	1,829,679	56,006
	Israeli Shekel	Buy	4/20/11	759,902	731,548	28,354

UBS AG
	Australian Dollar	Sell	4/20/11	2,648,417	2,587,799	(60,618)
	British Pound	Sell	4/20/11	940,653	955,786	15,133
	Canadian Dollar	Buy	4/20/11	104,124	103,395	729
	Euro	Buy	4/20/11	4,312,389	4,183,490	128,899
	Israeli Shekel	Sell	4/20/11	1,570,736	1,511,367	(59,369)
	Norwegian Krone	Sell	4/20/11	943,583	932,992	(10,591)
	Swiss Franc	Buy	4/20/11	1,131,802	1,115,198	16,604

Westpac Banking Corp.
	Australian Dollar	Buy	4/20/11	3,357,330	3,280,340	76,990
	British Pound	Sell	4/20/11	1,919,858	1,950,531	30,673
	Canadian Dollar	Buy	4/20/11	982,316	976,037	6,279
	Euro	Buy	4/20/11	3,922,134	3,804,431	117,703
	Japanese Yen	Sell	4/20/11	13,101,389	13,326,014	224,625

Total						$580,734

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $287,389,428.

(b) The aggregate identified cost on a tax basis is $268,920,699, resulting in gross unrealized appreciation and depreciation of $37,666,515 and $8,573,185, respectively, or net unrealized appreciation of $29,093,330.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $10,583,358. The fund received cash collateral of $11,096,808 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,275 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $67,396,087 and $65,798,465, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $773,654 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United Kingdom	21.1%
Japan	19.9
France	12.4
Germany	10.4
China	5.4
Canada	5.1
Switzerland	3.4
Australia	2.6
Ireland	2.6
United States	2.1
South Korea	1.6
Finland	1.5
Denmark	1.5
Brazil	1.4
Taiwan	1.4
Spain	1.2
Netherlands	1.2
Italy	1.2
Belgium	1.1
Norway	1.0
Israel	0.7
Hong Kong	0.5
Other	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $162,070 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $798,057 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $419,629.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$34,991,245	$--	$--

	Consumer staples	21,510,337	--	--

	Energy	32,683,619	--	--

	Financials	76,269,397	--	--

	Health care	18,836,024	--	--

	Industrials	31,620,617

	Information technology	12,213,221	--	--

	Materials	24,575,609	--	--

	Telecommunication services	15,033,489	--	--

	Utilities	16,671,086	--	--

Total common stocks		284,404,644	--	--

U.S. Treasury Obligations		--	125,494

Short-term investments		1,827,622	11,656,269	--

Totals by level		$286,232,266	$11,781,763	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$580,734	$--

Totals by level		$--	$580,734	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,127,291	$1,546,557

Total	$2,127,291	$1,546,557

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (0.3%)
American Science & Engineering, Inc.	4,953	$457,459
		457,459

Air freight and logistics (0.3%)
HUB Group, Inc. Class A (NON)	12,344	446,729
		446,729

Airlines (0.7%)
Alaska Air Group, Inc. (NON)	10,217	647,962
US Airways Group, Inc. (NON)	38,515	335,466
		983,428

Auto components (0.5%)
American Axle & Manufacturing Holdings, Inc. (NON)	20,021	252,064
Exide Technologies (NON)	38,701	432,677
		684,741

Biotechnology (3.7%)
Alexion Pharmaceuticals, Inc. (NON) (S)	7,430	733,192
Amylin Pharmaceuticals, Inc. (NON)	19,918	226,468
BioMarin Pharmaceuticals, Inc. (NON)	17,234	433,090
Cephalon, Inc. (NON) (S)	2,978	225,673
Cubist Pharmaceuticals, Inc. (NON)	20,537	518,354
Dendreon Corp. (NON) (S)	18,576	695,300
Human Genome Sciences, Inc. (NON) (S)	20,348	558,553
Ironwood Pharmaceuticals, Inc. (NON)	23,943	335,202
Momenta Pharmaceuticals, Inc. (NON) (S)	18,886	299,343
Nabi Biopharmaceuticals (NON)	91,539	531,842
Sciclone Pharmaceuticals, Inc. (NON) (S)	75,854	306,450
United Therapeutics Corp. (NON)	8,669	580,996
		5,444,463

Building products (0.7%)
Gibraltar Industries, Inc. (NON)	26,047	310,741
Smith (A.O.) Corp.	16,564	734,448
		1,045,189

Capital markets (1.7%)
BGC Partners, Inc. Class A (S)	179,700	1,669,413
E*Trade Financial Corp. (NON)	26,213	409,709
KKR & Co. LP	25,190	413,368
		2,492,490

Chemicals (6.5%)
Ferro Corp. (NON)	65,740	1,090,627
Koppers Holdings, Inc.	33,953	1,449,793
LSB Industries, Inc. (NON)	25,181	998,175
Minerals Technologies, Inc.	11,042	756,598
NewMarket Corp.	4,644	734,774
OM Group, Inc. (NON)	31,270	1,142,606
Quaker Chemical Corp.	10,629	426,967
Stepan Co.	7,533	546,143
TPC Group, Inc. (NON)	13,932	402,217
W.R. Grace & Co. (NON) (S)	56,039	2,145,733
		9,693,633

Commercial banks (0.2%)
Metro Bancorp, Inc. (NON)	25,800	318,630
		318,630

Commercial services and supplies (0.4%)
UniFirst Corp.	11,352	601,770
		601,770

Communications equipment (7.5%)
Acme Packet, Inc. (NON)	2,064	146,461
ADTRAN, Inc.	31,200	1,324,752
Aruba Networks, Inc. (NON) (S)	13,064	442,086
Brocade Communications Systems, Inc. (NON)	47,000	289,050
Ceragon Networks, Ltd. (Israel) (NON)	43,655	527,352
EchoStar Corp. Class A (NON)	80,498	3,046,843
Finisar Corp. (NON)	18,440	453,624
InterDigital, Inc.	4,953	236,308
Ixia (NON)	48,815	775,182
Loral Space & Communications, Inc. (NON)	8,359	648,240
Oplink Communications, Inc. (NON)	23,502	458,054
Plantronics, Inc.	12,797	468,626

Polycom, Inc. (NON)	29,103	1,508,991
Powerwave Technologies, Inc. (NON) (S)	130,512	588,609
Riverbed Technolgy, Inc. (NON)	7,327	275,862
		11,190,040

Computers and peripherals (0.3%)
STEC, Inc. (NON)	20,950	420,886
		420,886

Construction and engineering (1.2%)
EMCOR Group, Inc. (NON)	12,694	393,133
Great Lakes Dredge & Dock Corp.	95,669	729,954
Layne Christensen Co. (NON)	18,163	626,624
		1,749,711

Consumer finance (1.1%)
Dollar Financial Corp. (NON) (S)	55,110	1,143,533
EZCORP, Inc. Class A (NON)	16	502
Green Dot Corp. Class A (NON) (S)	4,557	195,541
Nelnet, Inc. Class A	13,313	290,623
		1,630,199

Containers and packaging (0.6%)
Boise, Inc. (S)	91,954	842,299
		842,299

Diversified consumer services (1.6%)
Career Education Corp. (NON)	26,316	597,900
ITT Educational Services, Inc. (NON)	7,637	551,010
Lincoln Educational Services Corp.	21,259	337,806
Regis Corp. (S)	22,291	395,442
Sotheby's Holdings, Inc. Class A	10,320	542,832
		2,424,990

Diversified telecommunication services (0.6%)
Iridium Communications, Inc. (NON) (S)	112,013	892,744
		892,744

Electrical equipment (2.6%)
Active Power, Inc. (NON)	51,577	152,152
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON) (S)	23,876	246,162
Franklin Electric Co., Inc.	18,163	839,131
Generac Holdings, Inc. (NON)	11,513	233,599
II-VI, Inc. (NON)	7,946	395,314
Polypore International, Inc. (NON)	23,220	1,337,008
Powell Industries, Inc. (NON)	16,306	643,109
		3,846,475

Electronic equipment, instruments, and components (3.8%)
Anixter International, Inc.	14,138	988,105
Coherent, Inc. (NON)	9,208	535,077
DDi Corp.	32,096	339,255
KEMET Corp. (NON)	42,502	630,305
National Instruments Corp.	23,220	760,919
SMART Modular Technologies (WWH), Inc. (NON) (S)	38,662	300,404
Tech Data Corp. (NON)	24,149	1,228,218
TTM Technologies, Inc. (NON)	48,608	882,721
		5,665,004

Energy equipment and services (2.7%)
Atwood Oceanics, Inc. (NON)	17,131	795,392
Cal Dive International, Inc. (NON)	64,192	448,060
Helix Energy Solutions Group, Inc. (NON)	45,822	788,138
Oceaneering International, Inc. (NON)	10,629	950,764
TETRA Technologies, Inc. (NON)	66,359	1,021,929
		4,004,283

Food and staples retail (0.7%)
Andersons, Inc. (The)	19,918	970,405
		970,405

Health-care equipment and supplies (3.5%)
American Medical Systems Holdings, Inc. (NON)	27,761	600,748
Cooper Companies, Inc. (The)	18,989	1,318,786
NxStage Medical, Inc. (NON)	35,708	784,862
OraSure Technologies, Inc. (NON)	86,690	681,383
Orthovita, Inc. (NON)	87,996	187,431
Sirona Dental Systems, Inc. (NON)	10,217	512,485
STAAR Surgical Co. (NON)	78,331	436,304
Steris Corp.	18,576	641,615
		5,163,614

Health-care providers and services (4.3%)
Amedisys, Inc. (NON)	9,081	317,835
Continucare Corp. (NON)	85,968	459,929

Gentiva Health Services, Inc. (NON) (S)	10,939	306,620
Health Management Associates, Inc. Class A (NON)	40,042	436,458
HealthSouth Corp. (NON) (S)	39,836	995,103
Kindred Healthcare, Inc. (NON) (S)	11,971	285,867
Lincare Holdings, Inc. (S)	21,672	642,792
Magellan Health Services, Inc. (NON)	18,576	911,710
PharMerica Corp. (NON)	18,093	206,984
Providence Service Corp. (The) (NON)	25,284	378,754
Select Medical Holdings Corp. (NON)	81,633	657,962
WellCare Health Plans, Inc. (NON)	18,473	774,942
		6,374,956

Hotels, restaurants, and leisure (2.7%)
AFC Enterprises (NON)	67,495	1,021,199
CEC Entertainment, Inc. (NON)	15,996	603,529
DineEquity, Inc. (NON)	11,249	618,470
Domino's Pizza, Inc. (NON)	88,755	1,635,755
Ruth's Hospitality Group, Inc. (NON)	28,793	148,572
		4,027,525

Household durables (0.1%)
Kid Brands, Inc. (NON)	27,624	203,036
Lifetime Brands, Inc. (NON)	325	4,849
		207,885

Industrial conglomerates (0.4%)
Standex International Corp.	16,202	613,894
		613,894

Insurance (0.2%)
Assured Guaranty, Ltd. (Bermuda)	18,783	279,867
		279,867

Internet and catalog retail (0.4%)
HSN, Inc. (NON)	20,434	654,501
		654,501

Internet software and services (1.0%)
LivePerson, Inc. (NON)	32,715	413,518
SAVVIS, Inc. (NON)	6,295	233,482
ValueClick, Inc. (NON)	15,790	228,323
WebMD Health Corp. (NON) (S)	10,790	576,402
		1,451,725

IT Services (2.6%)
Cardtronics, Inc. (NON) (S)	39,630	806,471
NeuStar, Inc. Class A (NON)	19,402	496,303
TNS, Inc. (NON)	27,400	426,618
Unisys Corp. (NON)	27,672	863,920
VeriFone Systems, Inc. (NON) (S)	24,252	1,332,647
		3,925,959

Life sciences tools and services (1.0%)
Bruker Corp. (NON)	24,392	508,573
Sequenom, Inc. (NON) (S)	77,834	492,689
WuXi PharmaTech (Cayman), Inc. ADR (China) (NON)	28,690	443,547
		1,444,809

Machinery (4.5%)
Alamo Group, Inc.	16,822	461,764
Chart Industries, Inc. (NON)	13,500	743,040
John Bean Technologies Corp.	36,740	706,510
Lindsay Corp.	4,437	350,612
Meritor, Inc. (NON)	18,533	314,505
NACCO Industries, Inc. Class A	3,405	376,831
Oshkosh Corp. (NON)	7,946	281,129
TriMas Corp. (NON)	29,206	627,929
Trinity Industries, Inc.	20,847	764,459
Valmont Industries, Inc.	9,597	1,001,639
Wabtec Corp.	16,202	1,098,982
		6,727,400

Marine (0.4%)
Seaspan Corp. (Hong Kong)	27,968	543,978
		543,978

Media (0.4%)
Knology, Inc. (NON)	43,655	563,586
		563,586

Metals and mining (2.8%)
Hecla Mining Co. (NON)	29,825	270,811
Horsehead Holding Corp. (NON)	58,413	995,942
Molycorp, Inc. (NON)	18,400	1,104,368
Noranda Aluminum Holding Corp. (NON)	23,427	376,003

Stillwater Mining Co. (NON)	39,836	913,439
Walter Energy, Inc. (S)	3,612	489,173
		4,149,736

Oil, gas, and consumable fuels (3.9%)
Cloud Peak Energy, Inc. (NON)	13,829	298,568
Concho Resources, Inc. (NON)	5,469	586,824
James River Coal Co. (NON) (S)	12,384	299,321
Petroquest Energy, Inc. (NON) (S)	30,695	287,305
Rosetta Resources, Inc. (NON) (S)	40,146	1,908,541
Stone Energy Corp. (NON)	41,074	1,370,639
W&T Offshore, Inc. (S)	42,941	978,625
		5,729,823

Paper and forest products (1.1%)
Domtar Corp. (Canada)	7,017	644,020
KapStone Paper and Packaging Corp. (NON)	34,779	597,155
Neenah Paper, Inc.	14,758	324,233
		1,565,408

Personal products (0.7%)
Nu Skin Enterprises, Inc. Class A	18,267	525,176
Revlon, Inc. Class A (NON)	31,064	492,986
		1,018,162

Pharmaceuticals (5.1%)
Akorn, Inc. (NON)	76,576	441,844
Auxilium Pharmaceuticals, Inc. (NON)	20,331	436,507
Endo Pharmaceuticals Holdings, Inc. (NON)	25,181	960,907
Hi-Tech Pharmacal Co., Inc. (NON)	32,726	658,774
Impax Laboratories, Inc. (NON)	45,409	1,155,659
Medicis Pharmaceutical Corp. Class A	22,704	727,436
Obagi Medical Products, Inc. (NON)	25,078	316,986
Salix Pharmaceuticals, Ltd. (NON)	16,320	571,690
Viropharma, Inc. (NON)	26,084	519,072
Warner Chilcott PLC Class A (Ireland)	48,815	1,136,413
Watson Pharmaceuticals, Inc. (NON)	13,519	757,199
		7,682,487

Professional services (0.3%)
On Assignment, Inc. (NON)	52,530	496,934
		496,934

Real estate management and development (0.3%)
St. Joe Co. (The) (NON) (S)	15,790	395,855
		395,855

Road and rail (1.8%)
Avis Budget Group, Inc. (NON)	61,096	1,094,229
Genesee & Wyoming, Inc. Class A (NON)	15,300	890,460
Quality Distribution, Inc. (NON)	26,936	319,192
Swift Transporation Co. (NON)	20,847	306,451
		2,610,332

Semiconductors and semiconductor equipment (4.7%)
Cavium Networks, Inc. (NON)	25,388	1,140,683
Cirrus Logic, Inc. (NON)	34,573	727,070
Entegris, Inc. (NON)	117,651	1,031,799
Entropic Communications, Inc. (NON) (S)	39,526	333,995
GT Solar International, Inc. (NON)	41,487	442,251
Integrated Device Technology, Inc. (NON)	90,612	667,810
LTX-Credence Corp. (NON)	93,621	854,760
Nova Measuring Instruments, Ltd. (Israel) (NON)	70,900	694,820
RF Micro Devices, Inc. (NON)	37,566	240,798
Rubicon Technology, Inc. (NON) (S)	17,338	479,916
Veeco Instruments, Inc. (NON) (S)	10,733	545,666
		7,159,568

Software (4.9%)
Actuate Corp. (NON)	50,363	261,888
Allot Communications, Ltd. (Israel) (NON)	17,338	271,513
Informatica Corp. (NON)	26,626	1,390,676
Lawson Software, Inc. (NON)	42,022	508,466
Magma Design Automation, Inc. (NON) (S)	120,644	822,792
Monotype Imaging Holdings, Inc. (NON)	31,477	456,417
Progress Software Corp. (NON)	18,177	528,769
Quest Software, Inc. (NON)	19,815	503,103
Synchronoss Technologies, Inc. (NON)	38,598	1,341,281
TIBCO Software, Inc. (NON) (S)	50,982	1,389,260
		7,474,165

Specialty retail (4.6%)
Aeropostale, Inc. (NON)	14,861	361,420
ANN, Inc. (NON)	18,886	549,771
Collective Brands, Inc. (NON)	14,654	316,233
DSW, Inc. Class A (NON) (S)	23,736	948,491
Finish Line, Inc. (The) Class A	24,975	495,754
Genesco, Inc. (NON)	12,694	510,299

Jos. A. Bank Clothiers, Inc. (NON)	12,384	630,098
Kirkland's, Inc. (NON)	24,046	371,270
Select Comfort Corp. (NON)	54,388	655,919
Signet Jewelers, Ltd. (Bermuda) (NON)	10,010	460,660
Sonic Automotive, Inc. Class A (S)	66,669	934,033
Tractor Supply Co.	7,430	444,760
Zale Corp. (NON) (S)	77,535	309,365
		6,988,073

Textiles, apparel, and luxury goods (2.0%)
Deckers Outdoor Corp. (NON)	12,281	1,058,008
Iconix Brand Group, Inc. (NON) (S)	28,793	618,474
Perry Ellis International, Inc. (NON) (S)	21,784	599,496
Warnaco Group, Inc. (The) (NON)	11,145	637,383
		2,913,361

Trading companies and distributors (4.4%)
Applied Industrial Technologies, Inc.	21,569	717,385
CAI International, Inc. (NON)	65,431	1,692,046
DXP Enterprises, Inc. (NON)	37,566	867,023
Fly Leasing, Ltd. ADR (Ireland)	66,153	914,896
TAL International Group, Inc.	64,605	2,343,223
		6,534,573

Total common stocks (cost $104,440,492)		$142,503,744

INVESTMENT COMPANIES (1.8%)(a)
	Shares	Value

iShares Russell 2000 Growth Index Fund (S)	15,600	$1,487,304
MCG Capital Corp.	127,146	826,449
NGP Capital Resources Co.	38,907	375,063

Total investment companies (cost $2,419,428)		$2,688,816

SHORT-TERM INVESTMENTS (12.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	17,201,475	$17,201,475
Putnam Money Market Liquidity Fund 0.13% (e)	1,757,029	1,757,029

Total short-term investments (cost $18,958,504)		$18,958,504

TOTAL INVESTMENTS

Total investments (cost $125,818,424) (b)		$164,151,064

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $148,709,444.

(b) The aggregate identified cost on a tax basis is $126,095,329, resulting in gross unrealized appreciation and depreciation of $40,665,974 and $2,610,239, respectively, or net unrealized appreciation of $38,055,735.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $16,715,848. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $17,201,475 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,347 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $41,749,053 and $43,799,138, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$18,464,662	$--	$--

	Consumer staples	1,988,567	--	--

	Energy	9,734,106	--	--

	Financials	5,117,041	--	--

	Health care	26,110,329	--	--

	Industrials	26,657,872	--	--

	Information technology	37,287,347	--	--

	Materials	16,251,076	--	--

	Telecommunication services	892,744	--	--

Total common stocks		142,503,744	--	--

Investment companies		2,688,816	--	--

Short-term investments		1,757,029	17,201,475	--

Totals by level		$146,949,589	$17,201,475	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 27, 2011